SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Developing Markets Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 94.5%

Africa/Middle East - 8.2%

Israel - 0.7%
NICE, Ltd., ADR *	500	72,390

South Africa - 7.5%
Bid Corp., Ltd.	9,850	246,535
Bidvest Group, Ltd.	5,525	67,765
Naspers, Ltd.	1,425	516,093

		830,393

Asia - 68.1%

Australia - 1.5%
Atlassian Corp. *	450	71,865
Rio Tinto, PLC, ADR	1,425	94,064

		165,929

China/Hong Kong - 22.2%
AIA Group, Ltd.	21,400	205,284
Alibaba Group Holding, Ltd., ADR	650	116,175
Baidu, Inc., ADR *	925	121,887
China Mengniu Dairy Co., Ltd.	28,000	53,971
ENN Energy Holdings, Ltd.	19,800	163,729
Hong Kong Exchanges & Clearing, Ltd.	5,100	289,670
Meituan *, 4	6,820	91,582
Ping An Insurance Group Co. of China, Ltd.	26,900	183,379
Pop Mart International Group, Ltd. [4]	1,400	47,998
Sands China, Ltd.	42,400	118,233
Sinopharm Group Co., Ltd.	44,900	105,817
Tencent Holdings, Ltd.	8,200	698,617
Trip.com Group, Ltd., ADR	3,275	246,280

		2,442,622

India - 3.4%
HDFC Bank, Ltd., ADR	8,750	298,900
MakeMyTrip, Ltd. *	800	74,880

		373,780

Indonesia - 1.9%
Astra International Tbk PT	176,000	60,990
XLSMART Telecom Sejahtera Tbk PT	948,800	151,444

		212,434

Singapore - 9.7%
DBS Group Holdings, Ltd.	8,300	329,118
Flex, Ltd. *	4,000	231,880
Sea, Ltd, ADR *	1,225	218,944
Singapore Technologies Engineering, Ltd.	44,000	293,686

		1,073,628

South Korea - 9.5%
LG Chem, Ltd.	130	25,758
NAVER Corp.	450	86,116
Samsung Electronics Co., Ltd.	9,410	562,702
Shinhan Financial Group Co., Ltd.	4,150	209,415
SK Hynix, Inc.	650	160,989

		1,044,980

Taiwan - 18.4%
Cathay Financial Holding Co., Ltd.	88,784	191,096

Name of Issuer	Quantity	Fair Value ($)

Hon Hai Precision Industry Co., Ltd., GDR	16,625	236,740
Taiwan Semiconductor Co.	37,482	1,604,896

		2,032,732

Thailand - 1.5%
Bangkok Bank PCL	36,500	167,829

Europe - 1.2%

Netherlands - 1.2%
Prosus NV	1,940	136,523

Latin America - 6.1%

Argentina - 1.8%
Globant SA *	1,175	67,421
MercadoLibre, Inc. *	55	128,532

		195,953

Brazil - 1.1%
Banco Bradesco SA	30,350	101,048
Lojas Renner SA	8,943	25,171

		126,219

Chile - 1.1%
Banco Santander Chile, ADR	4,700	124,550

Peru - 2.1%
Southern Copper Corp.	1,886	228,885

North America - 10.9%

Mexico - 1.4%
Fomento Economico Mexicano, ADR	1,575	155,342

United States - 9.5%
Broadcom, Inc.	3,165	1,044,165

Total Common Stocks (cost: $5,248,235)		10,428,354

Investment Companies 4.6%
iShares MSCI India ETF (cost $292,601)	9,750	507,585

Short-Term Securities - 0.8%
Fidelity Inv. Money Mkt. Gvt. Fund, 4.04% (cost $91,477)	91,477	91,477

Total Investments in Securities - 99.9% (cost $5,632,313)		11,027,416

Other Assets and Liabilities, net - 0.1%		9,724

Net Assets - 100.0%		$11,037,140

SEPTEMBER 30, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Developing Markets Growth Fund (Continued)

*	Non-income producing security.
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144A Restricted Security. The total value of such securities as of September 30, 2025 was $139,580 and represented 1.3% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2025 is as follows:

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	195,953	—	—	195,953
Australia	165,929	—	—	165,929
Brazil	126,219	—	—	126,219
Chile	124,550	—	—	124,550
China/Hong Kong	2,442,622	—	—	2,442,622
India	373,780	—	—	373,780
Indonesia	212,434	—	—	212,434
Israel	72,390	—	—	72,390
Mexico	155,342	—	—	155,342
Netherlands	136,523	—	—	136,523
Peru	228,885	—	—	228,885
Singapore	1,073,628	—	—	1,073,628
South Africa	830,393	—	—	830,393
South Korea	1,044,980	—	—	1,044,980
Taiwan	2,032,732	—	—	2,032,732
Thailand	—	167,829	—	167,829
United States	1,044,165	—	—	1,044,165
Investment Companies	507,585	—	—	507,585
Short-Term Securities	91,477	—	—	91,477
Total:	10,859,587	167,829	—	11,027,416

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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